Operating Segments - Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	₩ 17,940,609	₩ 17,608,511	₩ 17,304,973
Depreciation and amortization	3,560,374	3,614,766	3,621,325
Operating profit (loss)	1,690,862	1,756,276	1,594,348
Gain relating to investments in subsidiaries, associates and joint ventures, net	321,787	10,928	(81,707)
Profit before income tax	1,761,765	1,488,179	1,236,152
Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	17,940,609	17,608,511	17,304,973
Depreciation and amortization	3,560,374	3,614,766	3,621,325
Operating profit (loss)	1,690,862	1,756,276	1,594,348
Finance income and costs, net	(250,884)	(279,025)	(276,489)
Gain relating to investments in subsidiaries, associates and joint ventures, net	321,787	10,928	(81,707)
Profit before income tax	1,761,765	1,488,179	1,236,152
External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	17,940,609	17,608,511	17,304,973
Operating segments [member]
Disclosure of operating segments [line items]
Operating profit (loss)	1,831,559	1,750,235	1,643,390
Operating segments [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	20,751,958	20,363,377	19,984,845
Depreciation and amortization	3,681,492	3,739,466	3,743,115
Operating profit (loss)	1,831,559	1,750,235	1,643,390
Operating segments [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	2,811,349	2,754,866	2,679,872
Operating segments [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	17,940,609	17,608,511	17,304,973
Operating segments [member] | Cellular services [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	14,866,217	14,664,180	14,496,866
Depreciation and amortization	2,688,764	2,743,448	2,738,547
Operating profit (loss)	1,529,971	1,463,934	1,334,306
Operating segments [member] | Cellular services [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	1,548,004	1,541,014	1,554,550
Operating segments [member] | Cellular services [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	13,318,213	13,123,166	12,942,316
Operating segments [member] | Fixed-line telecommunication services [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	5,271,705	5,095,704	4,895,791
Depreciation and amortization	966,904	971,628	981,838
Operating profit (loss)	366,517	329,072	311,210
Operating segments [member] | Fixed-line telecommunication services [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	1,196,293	1,167,684	1,082,802
Operating segments [member] | Fixed-line telecommunication services [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	4,075,412	3,928,020	3,812,989
Operating segments [member] | Others [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	614,036	603,493	592,188
Depreciation and amortization	25,824	24,390	22,730
Operating profit (loss)	(64,929)	(42,771)	(2,126)
Operating segments [member] | Others [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	67,052	46,168	42,520
Operating segments [member] | Others [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	546,984	557,325	549,668
Adjustments [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	(2,811,349)	(2,754,866)	(2,679,872)
Depreciation and amortization	(121,118)	(124,700)	(121,790)
Operating profit (loss)	(140,697)	6,041	(49,042)
Adjustments [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	₩ (2,811,349)	₩ (2,754,866)	₩ (2,679,872)